Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of loss per share

	Mar 31, 2019	Dec 31, 2018
Numerator:
Net loss attributable to common stockholders	$(791,671)	$(601,387)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	14,965,665	11,599,911
Stock options	-	-
Weighted-average shares outstanding - Diluted	14,965,665	11,599,911

Loss per share
-Basic	$(0.05)	$(0.05)
-Diluted	$(0.05)	$(0.05)

	Years Ended December 31,
	2018	2017
Numerator:
Net loss	$(4,101,303)	$(4,242,860)

Denominator:
Weighted-average shares outstanding:
Weighted-average shares outstanding - Basic	213,884,105	213,321,921
Stock options	-	-
Weighted-average shares outstanding - Diluted	213,884,105	213,321,921

Loss per share
-Basic	$(0.02)	$(0.02)
-Diluted	$(0.02)	$(0.02)